Note 28 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Minority interest [Line Items]
Non-controlling interests	€ 3,851	€ 3,564
BBVA Garanti [Member]
Minority interest [Line Items]
Non-controlling interests	1,224	1,129
Peru BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	1,571	1,586
Argentina BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	741	544
Colombia BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	78	82
Venezuela BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	118	108
Other entities BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	€ 118	€ 115